CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		42 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Income Statement [Abstract]
Net loss for the period	$ (4,119,566)	$ (4,907,669)	$ (7,326,663)	$ (12,629,648)	$ (62,601,287)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities (Note 5)	(164,468)	(250,315)	(243,918)	(267,149)	832,709
Adjustment for realized gains included in net loss	0	0	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	0	0	433,973
Other comprehensive income (loss)	(164,468)	(250,315)	(243,918)	(274,522)	244,990
Comprehensive loss for the period	$ (4,284,034)	$ (5,157,984)	$ (7,570,581)	$ (12,904,170)	$ (62,356,297)